Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of company's net deferred tax assets
For the years ended December 31, 2020 and 2019, the Company recorded current income tax expense of $0.4 million and zero, respectively. Significant components of the Company’s net deferred tax assets are summarized as follows (in thousands):

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$29,829	$32,969
Intangibles	3,875	13
Accrued compensation	325	312
Credits	6,252	6,248
Fixed assets	40	43
Other, net	96	23
Right-of-use liability	23	108

Deferred tax assets	40,440	39,716

Deferred tax liabilities:
Right-of-use asset	(19)	(105)

Deferred tax liabilities	(19)	(105)

Net deferred tax assets	40,421	39,611
Valuation allowance	(40,421)	(39,611)

Net deferred tax assets	$—	$—

Summary of reconciliation of the income tax computed at the federal statutory tax rate to the expense (benefit) for income taxes
A reconciliation of the income tax computed at the federal statutory tax rate to the expense (benefit) for income taxes for the years ended December 31, 2020 and 2019 is as follows (in thousands):

	December 31,
	2020	2019
Tax at statutory rate	$3,058	$(6,245)
State income taxes, net of federal benefits	292	1
Change in valuation allowance	808	7,200
Uncertain tax positions	474	618
Permanent differences and other	47	(27)
Capitalized R&D	(3,836)	—
Credits	(492)	(1,547)

Income tax expense (benefit)	$351	$—

Summary of reconciliation of the beginning and ending amount of unrecognized tax benefit
A reconciliation of the beginning and ending amount of unrecognized tax benefits for 2020 and 2019, excluding interest and penalties, is as follows (in thousands):

	December 31,
	2020	2019
Balance at beginning of the year	$7,068	$6,409
Additions/(reductions) for tax positions - prior year	—	—
Increase related to current year positions	555	659

Balance at the end of the year	$7,623	$7,068